Property, Plant and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of Property Plant and Equipment, Net
The carrying amount of Property, Plant and Equipment for the years ended December 31, 2022 and 2021 is as follows:

	December 31, 2022	December 31, 2021
	(in thousands)
Cost
Land	$3,724	$3,724
Building	70,880	82,017
Computer equipment and software	500,135	506,322
Office furniture and fixtures	50,600	107,507
Laboratory equipment	59,946	29,210
Leasehold improvements	65,167	70,123
Motor vehicles	41	65
	750,493	798,968
Less accumulated depreciation and asset write offs	(400,173)	(462,524)
Property, plant and equipment (net)	$350,320	$336,444

Property, Plant and Equipment depreciation expense is as follows:

	December 31, 2022	December 31, 2021
	(in thousands)
Depreciation expense	$106,426	$75,484